Indemnification assets (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Business Combinations1 [Abstract]
Beginning balance			€ 15.4
Release of indemnified provision	€ 0.0	€ 0.0	(5.5)	€ (17.8)
Ending balance	€ 9.9		€ 9.9